Main items related to operating activities - Inventories, Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in the valuation allowance on inventories
Balance as of January 1,	$ 22,936	$ 19,952
Balance as of December 31,	19,317	22,936	$ 19,952
Valuation allowance/Cumulative impairments
Changes in the valuation allowance on inventories
Balance as of January 1,	(1,312)	(1,238)	(1,285)
Increase (net)	(92)	(121)	(36)
Currency translation adjustment and other variations	(22)	47	83
Balance as of December 31,	$ (1,426)	$ (1,312)	$ (1,238)